Summary of significant accounting policies (Details)	0 Months Ended	6 Months Ended				12 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended
	Sep. 19, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Jun. 30, 2014 Contracts Accounted for under Percentage of Completion [Member] Certain Real Estate Development Projects [Member] USD ($)	Jun. 30, 2014 Senior Secured Convertible Note [Member] USD ($)	Sep. 19, 2013 Senior Secured Convertible Note [Member] USD ($)	Jun. 30, 2014 May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member]	May 03, 2013 May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member] USD ($)	Jun. 30, 2014 June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member]	Dec. 06, 2013 June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member] USD ($)
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate			6.1528		6.1787		6.0969
Period average RMB: US$ exchange rate			6.1379		6.2422		6.1956
Debt Instrument [Line Items]
Debt issuance date									Sep. 19, 2013		May 03, 2013		Dec. 06, 2013
Number of shares issued	12,000,000
Debt instrument, aggregate principal amount										$ 75,761,009		$ 200,000,000		$ 200,000,000
Proceeds from issuance of common shares	32,880,000
Maturity date									Sep. 19, 2018		May 03, 2018		Jun. 06, 2019
Interest rate									5.00%		13.25%		13.00%
Initial conversion rate, per share									$ 3.00
Debt conversion increments									100,000
Proceeds from issuance of convertible note and sale of common shares						108,641,009
Change in Accounting Estimate [Line Items]
Gross profit		102,627,428		125,552,059				500,000
Net income		$ 21,472,519		$ 65,976,255				$ 400,000
Basic earnings per share		$ 0.14		$ 0.46				$ 0
Diluted earnings per share		$ 0.13		$ 0.46				$ 0